Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	InflaRx N.V.
Trading Symbol	IFRX
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	44,703,763
Amendment Flag	false
Entity Central Index Key	0001708688
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38283
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Winzerlaer Str. 2
Entity Address, Address Line Two	07745
Entity Address, City or Town	Jena
Entity Address, Country	DE
Title of 12(b) Security	Common Shares, nominal value €0.12 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1251
Auditor Name	Ernst & Young GmbH Wirtschaftsprüfungsgesellschaft
Auditor Location	Munich, Germany
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Winzerlaer Str. 2
Entity Address, Address Line Two	07745
Entity Address, City or Town	Jena
Entity Address, Country	DE
Contact Personnel Name	Dr. Thomas Taapken
City Area Code	+49
Local Phone Number	(3641) 508 180
Entity Address, Postal Zip Code	00000